INCOME TAXES - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021	Jan. 03, 2021	Dec. 29, 2019
Operating Loss Carryforwards [Line Items]
Valuation allowance		$ 57,177	$ 57,177	$ 1,563
Change in valuation allowance			55,600
Deferred tax expense		25,100	25,100
Charge to additional paid in capital related to warrant transactions			30,500
Reduction of income tax expense		15,700	15,700
Increase to equity		37,600	37,600
Long-term accrued expenses and other	$ 28,700	8,900	37,600
Kennedy
Operating Loss Carryforwards [Line Items]
Long-term accrued expenses and other			28,700
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		77,700	77,700	77,500
Net operating loss carryforwards set to expire				59,100
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		44,200	44,200	51,800
Tax credit carryforwards		$ 100	$ 100	$ 100